Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	ORYN
Entity Registrant Name	Oryon Technologies, Inc.
Entity Central Index Key	0001436164
Entity Filer Category	Smaller Reporting Company